Fair Value Accounting - Schedule of Fair Value Assumption Used (Details) - $ / shares	Jun. 30, 2018	Jun. 06, 2018
Stock price	$ 10.35	$ 10.185
Correlation	0.50%	0.50%
Weighted average cost of capital	16.50%	16.50%
Expected Volatility [Member]
Fair value assumptions, measurement input, percentages	46.70%	46.90%
Expected Volatility [Member] | Minimum [Member]
Fair value assumptions, measurement input, percentages	36.61%	36.67%
Expected Volatility [Member] | Maximum [Member]
Fair value assumptions, measurement input, percentages	46.45%	46.88%
Interest Rate [Member] | Minimum [Member]
Fair value assumptions, measurement input, percentages	1.92%	1.96%
Interest Rate [Member] | Maximum [Member]
Fair value assumptions, measurement input, percentages	2.10%	2.14%